INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Parenthetical) (Details) (PRC [Member])	12 Months Ended
Dec. 31, 2014
PRC [Member]
Income Tax Contingency [Line Items]
Percentage of PRC income tax	25.00%